INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventory

	As of December 31,
	2023	2022

Raw materials, materials and spare parts	1,409,316	963,732
Goods in process	2,312,068	1,681,239
Finished goods	947,768	553,965
Goods in transit	479,248	365,675
Obsolescence allowance (Note 19)	(200,024)	(79,063)
Valuation allowance	—	(15,333)

Inventories, net	4,948,376	3,470,215